CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)		Common shares	Share premium.	Treasury shares		Hedging reserves	Translation reserves	Retained profit	Total
Equity at Dec. 31, 2018		$ 742,000	$ 97,092,000	$ (2,887,000)		$ 254,000	$ (96,000)	$ 752,106,000	$ 847,211,000
Comprehensive income/loss for the year:
Net profit/(loss) for the year								166,022,000	166,022,000
Other comprehensive income/(loss) for the year						(12,005,000)	426,000	(82,000)	(11,661,000)	[1]
Total comprehensive income/(loss) for the year						(12,005,000)	426,000	165,940,000	154,361,000
Capital increase		5,000	4,197,000						4,202,000
Share-based compensation								1,913,000	1,913,000
Total changes in equity		5,000	4,197,000			(12,005,000)	426,000	167,853,000	160,476,000
Equity at Dec. 31, 2019		747,000	101,289,000	(2,887,000)		(11,751,000)	330,000	919,959,000	1,007,687,000
Comprehensive income/loss for the year:
Net profit/(loss) for the year								88,114,000	88,114,000
Other comprehensive income/(loss) for the year						(8,930,000)	16,000	103,000	(8,811,000)	[1]
Total comprehensive income/(loss) for the year						(8,930,000)	16,000	88,217,000	79,303,000
Capital increase		1,000	787,000						788,000
Transaction costs of capital increase			32,000						32,000
Share-based compensation								1,682,000	1,682,000
Dividend paid								(70,611,000)	(70,611,000)
Acquisition of treasury shares				(1,348,000)					(1,348,000)
Total changes in equity		1,000	755,000	(1,348,000)		(8,930,000)	16,000	19,288,000	9,782,000
Equity at Dec. 31, 2020		748,000	102,044,000	(4,235,000)	[2]	(20,681,000)	346,000	939,247,000	1,017,469,000
Comprehensive income/loss for the year:
Net profit/(loss) for the year								(42,089,000)	(42,089,000)
Other comprehensive income/(loss) for the year	[3]					17,122,000	(209,000)	(8,000)	16,905,000	[1]
Total comprehensive income/(loss) for the year						17,122,000	(209,000)	(42,097,000)	(25,184,000)
Capital increase		64,000	57,799,000						57,863,000
Transaction costs of capital increase			285,000						285,000
Share-based compensation								2,317,000	2,317,000
Total changes in equity		64,000	57,514,000			17,122,000	(209,000)	(39,780,000)	34,711,000
Equity at Dec. 31, 2021		$ 812,000	$ 159,558,000	$ (4,235,000)	[2]	$ (3,559,000)	$ 137,000	$ 899,467,000	$ 1,052,180,000

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.
[2]	Please refer to note 14 for further information on treasury shares.
[3]	Please refer to "Consolidated Statement of Comprehensive Income".